Contingencies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Contingencies
27. CONTINGENCIES
Legal proceedings
The Group has been and continues to be the subject of legal proceedings and adjudications from time to time, none of which has had, individually or in the aggregate, a material adverse impact on the Group. Management believes that the resolution of all current and potential legal matters will not have a material adverse impact on the Group’s financial position or operating results.
Russian Federation tax and regulatory environment
The taxation system in the Russian Federation continues to evolve and is characterised by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities. Management’s interpretation of such legislation as applied to the transactions and activity of the Group may be challenged by a number of authorities, which may impose severe fines, penalties and interest charges.
Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive and substance-based position in their interpretation and enforcement of tax legislation and as a result, it is possible that transactions and activities that have not been challenged in the past may be challenged. As such, significant additional taxes, penalties and interest may be assessed. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years. Under certain circumstances reviews may cover longer periods.
The Group estimates that possible exposure in relation to the above mentioned risks, as well as other tax risks (e.g. unjustified tax benefits), that are more than remote, but for which no liability is required to be recognized, could be up to approximately 169. This estimation is provided for possible taxes disclosure only and should not be considered as an estimate of the Group’s potential tax liability.
Operating environment
The Group’s operations are primarily located in the Russian Federation. Consequently, the Group is exposed to the economic and financial markets of the Russian Federation, which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which contribute together with other legal and fiscal impediments to the challenges faced by entities operating in the Russian Federation.
Starting in 2014, the United States of America, the European Union and some other countries have imposed and gradually expanded economic sanctions against a number of Russian individuals and legal entities. The imposition of the sanctions has led to increased economic uncertainty, including more volatile equity markets, a depreciation of the Russian Ruble, a reduction in both local and foreign direct investment inflows and a significant tightening in the availability of credit. As a result, some Russian entities may experience difficulties accessing the international equity and debt markets and may become increasingly dependent on state support for their operations. The long-term effects of the imposed and possible additional sanctions are difficult to determine.
The consolidated financial statements reflect management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.
COVID-19
In March 2020, the World Health Organization declared the
COVID-19
virus a global pandemic. The highly contagious disease has spread to most of the countries including Russia, creating a negative impact on customers, workforces, and suppliers, disrupting economies and financial markets, and potentially leading to a worldwide economic downturn. However, the full impact of the
COVID-19
outbreak continues to evolve as at the date of issuance of these consolidated financial statements. As such, it is uncertain as to the full magnitude that the pandemic will have on the Group’s financial condition, liquidity, and future results of operations.